RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	US$	US$	US$
Interest from loan to Loto Interactive Information	32	20	—
Other operating income from management service provided to Loto Interactive Information	46	32	—
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	—	—	1,325
	78	52	1,325